6. Equity (Details) (USD $)	0 Months Ended	6 Months Ended
	Apr. 26, 2013	Jun. 30, 2013	Jun. 30, 2012
Details
Stock Issued During Period, Shares, Issued for Cash		12,700,000
Stock Issued During Period, Value, Issued for Cash		$ 18,400
Stock Issued During Period, Shares, Issued for Services	200,000,000	13,500,000
Stock Issued During Period, Value, Issued for Services	2,800,000	291,500
Debt Conversion, Converted Instrument, Amount			$ 97,500
Debt Conversion, Converted Instrument, Shares Issued			73,627,596